INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INTANGIBLE ASSETS
Cost	$ 271,816	$ 237,220
Accumulated amortization	193,735	167,148
Net book value	78,081	70,072
Estimated annual amortization expense
2021	15,691
2022	11,882
2023	11,242
2024	10,399
2025	8,779
Patents and trademarks
INTANGIBLE ASSETS
Cost	16,300	15,416
Accumulated amortization	14,649	13,540
Net book value	1,651	1,876
Licenses
INTANGIBLE ASSETS
Cost	57,480	52,517
Accumulated amortization	53,153	48,912
Net book value	4,327	3,605
Intellectual property
INTANGIBLE ASSETS
Cost	28,916	27,824
Accumulated amortization	26,095	22,326
Net book value	2,821	5,498
Customer relationships
INTANGIBLE ASSETS
Cost	140,892	116,576
Accumulated amortization	83,858	69,883
Net book value	57,034	46,693
Brand
INTANGIBLE ASSETS
Cost	17,070	14,613
Accumulated amortization	5,631	3,727
Net book value	11,439	10,886
Research and development
INTANGIBLE ASSETS
Cost	11,158	10,274
Accumulated amortization	10,349	8,760
Net book value	$ 809	$ 1,514